CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE REDEEMABLE PREFERRED STOCK AND SHAREHOLDERS' EQUITY (DEFICIT) (USD $) In Thousands	Total	Convertible Redeemable Preferred Stock-Series A	Common Stock	Additional Paid-in Capital (Distributions in Excess of Capital)	Retained Earnings (Accumulated Deficit)
Beginning Balance at Jan. 31, 2009	$ (11,288)	$ 23,561	$ 260	$ (13,124)	$ 1,576
Beginning Balance (in shares) at Jan. 31, 2009		35	26,000
Net income	10,604				10,604
Stock-based compensation	99				99
Increase in redemption value of Preferred Stock-Series A	(60,271)	60,271		(50,014)	(10,257)
Accrued dividends for Preferred Stock-Series A	(2,022)	2,022			(2,022)
Ending Balance at Jan. 30, 2010	(62,878)	85,854	260	(63,138)
Ending Balance (in shares) at Jan. 30, 2010		35	26,000
Net income	16,895				16,895
Conversion of Preferred Stock-Series A to common stock (in shares)		(35)	14,000
Conversion of Preferred Stock-Series A to common stock	85,854	(85,854)	140	85,714
Stock-based compensation	2,400			2,400
Cash dividends declared and related tax benefit	(98,780)			1,220	(100,000)
Stock options exercised and related tax benefit (in shares)			457
Stock options exercised and related tax benefit	1,041		5	1,036
Ending Balance at Jan. 29, 2011	(55,468)		405	27,232	(83,105)
Ending Balance (in shares) at Jan. 29, 2011			40,457
Net income	22,501				22,501
Issuance of stock in initial public offering, net of costs (in shares)			2,941
Issuance of stock in initial public offering, net of costs	44,245		29	44,216
Stock-based compensation	4,671			4,671
Stock options exercised and related tax benefit (in shares)			140
Stock options exercised and related tax benefit	953		1	952
Ending Balance at Jan. 28, 2012	$ 16,902		$ 435	$ 77,071	$ (60,604)
Ending Balance (in shares) at Jan. 28, 2012			43,538